SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Deferred offering costs	$ 2,255,000
Deferred offering costs capitalized			$ 0
Operating lease liabilities	1,774,000
Operating lease right-of-use assets	$ 2,355,000
ASU 2016-02 | Adjustment
Operating lease liabilities		$ 2,282,000
Operating lease right-of-use assets		$ 2,200,000